Basis of Presentation and General Information - Pro Forma Consolidated Financial Information (Table) (Details) - 6 months ended Jun. 30, 2014 - USD ($) $ / shares in Units, $ in Thousands	Total
Basis of Presentation and General Information [Abstract]
Pro forma revenues	$ 73,448
Pro forma operating loss	(4,637)
Pro forma net loss	$ (12,270)
Pro forma loss per share, basic and diluted	$ (0.15)